Schedule of borrowing transactions related party (Details) - Xiamen Xiqi Network Technology Co Ltd [Member]	6 Months Ended
Mar. 31, 2026 USD ($)
Related Party Transaction [Line Items]
Repayments Amount	$ 1,191,185
Borrowing Amount	$ 967,649